Stockholders' deficiency (Detail Textuals 5)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Feb. 29, 2012 Stock Options	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2013 Stock Options Minimum [Member]	Dec. 31, 2013 Stock Options Maximum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Threshold percentage of share capital on fully diluted basis for common stock authorized to issue			7.50%
Percentage of equity securities deemed granted to principle founders of entity on pro rata basis as per ownership	66 2/3	66 2/3
Requisite service period						6 months	3 years
Contractual term						6 months	3 years
Number of options, granted	900,000	900,000		2,340,000	1,020,000
Exercise price	$ 0.47	0.50		$ 1.15	$ 0.47